Financial results net (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial income
Interest income	$ 2,199,000,000	$ 2,773,000,000	$ 2,318,000,000
Dividends income	0	4,000,000	4,000,000
Other financial income	0	41,000,000	0
Total financial income	2,199,000,000	2,818,000,000	2,322,000,000
Financial costs
Interest expense	20,991,000,000	30,326,000,000	50,224,000,000
Other financial costs	(2,720,000,000)	(3,251,000,000)	(4,531,000,000)
Total financial costs	(23,711,000,000)	(33,577,000,000)	(54,755,000,000)
Capitalized finance costs	0	0	1,658,000,000
Total finance costs	(23,711,000,000)	(33,577,000,000)	(53,097,000,000)
Other financial results:
Foreign exchange, net	20,075,000,000	(63,486,000,000)	37,063,000,000
Fair value gain (loss) of financial assets and liabilities at fair value through profit or loss	8,668,000,000	12,732,000,000	35,663,000,000
(Loss) gain from repurchase of Non-convertible notes	3,516,000,000	3,139,000,000	(88,000,000)
(Loss) gain from derivative financial instruments (except commodities)	2,960,000,000	(3,104,000,000)	(1,686,000,000)
Others	(616,000,000)	948,000,000	(259,000,000)
Total other financial results	34,603,000,000	77,201,000,000	70,693,000,000
Inflation adjustment	11,177,000,000	862,000,000	2,022,000,000
Total financial results, net	$ 24,268,000,000	$ 47,304,000,000	$ 21,940,000,000